Summary of Stock option activity and warrant activity (Details) {Stockholder's equity} - shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Stock Options Shares
Outstanding		6,100,000
Outstanding.	7,900,000
Granted		4,000,000
Canceled		(2,100,000)
Expired		0
Exercised		(100,000)
Outstanding.		7,900,000
Granted.	3,750,000
Canceled.	(312,500)
Expired.	(950,000)
Exercised.	0
Outstanding,	10,387,500
Exercisable	10,387,500
Weighted-Average Exercise Price (Stock Options)
Outstanding		0.42
Outstanding.	0.38
Granted		0.24
Canceled		0.23
Expired		0
Exercised		0.22
Outstanding.		0.38
Granted.	0.15
Canceled.	0.35
Expired.	0.56
Exercised.	0
Outstanding,	0.3
Exercisable	0.3
Stock Warrants Shares
Outstanding		0
Outstanding.	0
Granted		0
Canceled		0
Expired		0
Exercised		0
Outstanding.		0
Granted.	5,596,638
Canceled.	(735,294)
Expired.	0
Exercised.	0
Outstanding,	4,861,344
Exercisable	4,861,344
Weighted-Average Exercise Price (Stock Warrants)
Outstanding		0
Outstanding.	0
Granted		0
Canceled		0
Expired		0
Exercised		0
Outstanding.		0
Granted.	0.09
Canceled.	0.17
Expired.	0
Exercised.	0
Outstanding,	0.07
Exercisable	0.07